Contingent and Deferred Consideration Payable - Schedule of Contingent Consideration Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 27,146	$ 30,815
Payments made during the year	(10,680)	(19,834)
Additions in the year	958	8,168
Fair value loss	948	9,075
Foreign exchange	334	(1,078)
Ending balance	18,706	$ 27,146
Current portion of contingent and deferred consideration payable	11,828
Non-current portion of contingent and deferred consideration payable	$ 6,878